Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating costs and expenses:
Research and development	$ 1,036,689	$ 3,459,681	$ 6,044,580	$ 6,180,607	$ 11,366,117	$ 2,874,184
Patent costs	20,867	59,068	139,436	170,418	204,396	250,372
General and administrative	1,122,825	1,144,750	3,621,888	3,957,545	5,425,033	4,777,902
Total operating costs and expenses	2,180,381	4,663,499	9,805,904	10,308,570	16,995,546	7,902,458
Operating loss	(2,180,381)	(4,663,499)	(9,805,904)	(10,308,570)	(16,995,546)	(7,902,458)
Other income (expense):
Interest income	13,172	17,237	117,777	64,965	126,835	40,227
Other expense						(1,627)
Total other income	13,172	17,237	117,777	64,965	126,835	38,600
Net loss	(2,167,209)	(4,646,262)	(9,688,127)	(10,243,605)	(16,868,711)	(7,863,858)
Other comprehensive income:
Unrealized gain (loss) on debt securities			923		(923)
Comprehensive loss	(2,167,209)	(4,646,262)	(9,687,204)	(10,243,605)	(16,869,634)	(7,863,858)
Net loss	$ (2,167,209)	$ (4,646,262)	$ (9,688,127)	$ (10,243,605)	(16,868,711)	(7,863,858)
Deemed dividend of preferred stock					(2,537,844)	(3,111,020)
Net loss applicable to common stockholders					$ (19,406,555)	$ (10,974,878)
Net loss per common share - basic and diluted	$ (0.23)	$ (0.86)	$ (1.09)	$ (2.00)	$ (3.66)	$ (4.95)
Weighted average common shares outstanding - basic and diluted	9,507,636	5,373,769	8,873,947	5,129,351	5,304,667	2,214,951